GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019
Goodwill
Impairment of goodwill	$ 0.0
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	930.8	$ 941.8
Acquisition	158.5
Translation adjustments	47.1	(11.0)
Goodwill, Ending Balance	1,136.4	930.8
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value	22.2	20.8
Impairment of indefinite-lived intangible assets	0.0
Smartrac Transponder Division
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 106.0
Smartrac Transponder Division | Maximum [Member]
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles	16.00%
Smartrac Transponder Division | Minimum [Member]
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles	13.50%
Customer relationships
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 41.4
Weighted-average amortization period (in years)	7 years
Patented and other developed technology
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 62.5
Weighted-average amortization period (in years)	11 years
Trade names and trademarks
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 2.2
Weighted-average amortization period (in years)	5 years
Label and Graphic Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	$ 407.8	415.5
Acquisition	45.8
Translation adjustments	27.3	(7.7)
Goodwill, Ending Balance	480.9	407.8
Retail Branding and Information Solutions
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	349.3	349.7
Acquisition	112.7
Translation adjustments	9.8	(0.4)
Goodwill, Ending Balance	471.8	349.3
Accumulated impairment losses	820.0	820.0
Industrial and Healthcare Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	173.7	176.6
Translation adjustments	10.0	(2.9)
Goodwill, Ending Balance	$ 183.7	$ 173.7